Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Materials Portfolio
March 31, 2024
VMATP-NPRT1-0524
1.856923.116
Common Stocks - 99.9%
	Shares	Value ($)
Chemicals - 68.0%
Commodity Chemicals - 20.2%
Cabot Corp. (a)	22,000	2,028,400
Dow, Inc.	81,200	4,703,916
Koppers Holdings, Inc.	13,900	766,863
LyondellBasell Industries NV Class A	23,760	2,430,173
Olin Corp.	31,422	1,847,614
Orion SA	19,400	456,288
Tronox Holdings PLC	162,640	2,821,804
Westlake Corp.	10,700	1,634,960
		16,690,018
Diversified Chemicals - 3.1%
The Chemours Co. LLC	95,700	2,513,082
Fertilizers & Agricultural Chemicals - 4.6%
Corteva, Inc.	47,700	2,750,859
The Mosaic Co.	32,800	1,064,688
		3,815,547
Industrial Gases - 22.7%
Air Products & Chemicals, Inc.	10,088	2,444,020
Linde PLC	35,100	16,297,632
		18,741,652
Specialty Chemicals - 17.4%
Axalta Coating Systems Ltd. (b)	27,000	928,530
Celanese Corp. Class A	11,800	2,027,948
DuPont de Nemours, Inc.	16,214	1,243,127
Ecolab, Inc.	21,300	4,918,170
Ecovyst, Inc. (b)	54,200	604,330
Element Solutions, Inc.	56,800	1,418,864
Quaker Houghton	2,200	451,550
Sherwin-Williams Co.	7,800	2,709,174
		14,301,693
TOTAL CHEMICALS		56,061,992
Construction Materials - 4.2%
Construction Materials - 4.2%
Martin Marietta Materials, Inc.	2,926	1,796,388
Vulcan Materials Co.	6,250	1,705,750
		3,502,138
Containers & Packaging - 6.9%
Metal, Glass & Plastic Containers - 4.7%
Aptargroup, Inc.	11,700	1,683,513
Crown Holdings, Inc.	11,819	936,774
Greif, Inc. Class A	18,500	1,277,425
		3,897,712
Paper & Plastic Packaging Products & Materials - 2.2%
Avery Dennison Corp.	7,900	1,763,675
TOTAL CONTAINERS & PACKAGING		5,661,387
Metals & Mining - 20.6%
Aluminum - 0.2%
Alcoa Corp.	5,900	199,361
Copper - 6.8%
First Quantum Minerals Ltd.	108,620	1,167,552
Freeport-McMoRan, Inc.	94,640	4,449,973
		5,617,525
Diversified Metals & Mining - 2.9%
Ivanhoe Mines Ltd. (a)(b)	119,100	1,420,882
Teck Resources Ltd. Class B	20,600	943,068
		2,363,950
Gold - 1.9%
Franco-Nevada Corp.	8,600	1,024,724
Wheaton Precious Metals Corp.	10,900	513,396
		1,538,120
Steel - 8.8%
Arch Resources, Inc. (a)	2,600	418,054
Commercial Metals Co.	18,751	1,101,996
Nucor Corp.	20,000	3,958,000
Steel Dynamics, Inc.	12,300	1,823,229
		7,301,279
TOTAL METALS & MINING		17,020,235
Paper & Forest Products - 0.2%
Forest Products - 0.2%
Interfor Corp. (b)	10,300	160,901
TOTAL COMMON STOCKS (Cost $58,263,412)		82,406,653

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	70,733	70,747
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	3,126,392	3,126,704
TOTAL MONEY MARKET FUNDS (Cost $3,197,451)		3,197,451

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $61,460,863)	85,604,104
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(3,114,877)
NET ASSETS - 100.0%	82,489,227

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	312,131	2,869,024	3,110,408	1,805	-	-	70,747	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	2,427,410	9,242,315	8,543,021	1,037	-	-	3,126,704	0.0%
Total	2,739,541	12,111,339	11,653,429	2,842	-	-	3,197,451

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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